OTHER INCOME - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income
Government grant		$ 82,082	$ 789,083
Sundry income	$ 335,807	$ 479	$ 18,748